UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Municipal Bond Fund
June 30, 2008
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 3.07%
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	$5,000	$5,085,950
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,779,475
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
2.55%, 2-1-42 (A)	2,375	2,285,629
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,219,210

Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant to a
      Lease-Purchase Agreement by the Arizona Board of Regents,
      as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,071,640

Certificates of Participation, Series 2002A, Evidencing Proportionate
      Interests of the Owners Thereof in Lease Payments to be Made
      By the State of Arizona (Acting by and Through the Director of
      the Department of Administration), as Lessee for Certain Real
      and Personal Property,

5.5%, 5-1-13	1,000	1,065,850
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,077,140
		15,584,894
Arkansas - 0.16%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	790	794,258

California - 15.08%
State of California, Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X:
5.5%, 12-1-16	990	1,101,870
5.5%, 12-1-16	10	11,352
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	35	35,110
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	3,415	3,539,921
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant to a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,182,955
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,242,739
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	35	35,005
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,101,880
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,182,860
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,836,825
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,138,520
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,084,500
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	4,800	5,433,312
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A:
5.375%, 8-1-15	1,585	1,718,932
5.375%, 8-1-15	920	959,394
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,852,730
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.5%, 8-1-29	3,755	4,184,610
5.5%, 8-1-29	45	46,810
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-11	1,000	891,680
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	3,853,845
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,353,100
State of California, Various Purpose General Obligation Bonds:
5.0%, 2-1-22	7,000	7,129,220
5.25%, 2-1-19	5,000	5,235,350
5.5%, 4-1-28	2,535	2,810,529
5.25%, 2-1-19	2,000	2,094,140
5.25%, 11-1-21	1,000	1,039,920
5.5%, 4-1-28	325	360,324
5.5%, 4-1-28	135	149,673
5.5%, 4-1-28	5	5,179
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,084,900
The Regents of the University of California, General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,237,250
The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	1,500	1,593,180
		76,527,615
Colorado - 0.90%
City of Lafayette, Colorado, Acting by and through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,059,823
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,089,220
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	360	362,653
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,038,000
		4,549,696
Connecticut - 0.89%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	4,510	4,511,759

District of Columbia - 0.41%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,064,520

Florida - 3.90%
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	2,909,549
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,463,450
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,039,940
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.0%, 10-1-20	2,000	1,925,640
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30 (B)	190	190,718
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub ofthe Americas),
5.75%, 10-1-16	2,000	2,036,660
The City of Miami, Florida, Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,528,112
The City of Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,613,578
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,075,430
		19,783,077
Georgia - 2.53%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,237,640
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1-1-13	6,925	7,567,294
6.4%, 1-1-13	860	937,047
6.4%, 1-1-13	75	81,010
		12,822,991
Guam - 0.65%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,317,427

Hawaii - 1.00%
State of Hawaii, Airports System Revenue Bonds, Refunding Series 2001 (AMT),
5.75%, 7-1-15	5,000	5,054,650

Illinois - 1.31%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,014,440
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.7%, 5-1-36	1,500	1,298,265
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10-1-34	1,515	1,520,939
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,449,123
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,371,461
		6,654,228
Indiana - 3.69%
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7-1-25	3,500	3,586,170
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	9,484,560
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	5,661,049
		18,731,779
Kansas - 1.47%
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.45%, 9-1-22	1,000	931,680
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.65%, 6-1-35	1,705	1,711,803
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.55%, 12-1-33	1,500	1,470,300
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series B-4,
5.9%, 12-1-34	1,350	1,363,325
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2004 Series A-4,
5.625%, 6-1-36	845	853,949
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1 (AMT),
6.3%, 12-1-32	395	396,379
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series 2006,
5.0%, 12-1-27	850	741,795
		7,469,231
Kentucky - 0.40%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,042,540

Louisiana - 1.48%
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,710,125
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	4,800	4,813,440
		7,523,565
Maryland - 0.39%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	1,953,863

Massachusetts - 1.55%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,062,892
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,679,350
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,121,720
		7,863,962
Michigan - 1.03%
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,676,620
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,220	3,294,994
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A:
5.625%, 9-1-10	135	134,974
5.625%, 9-1-10	110	111,758
		5,218,346
Minnesota - 3.18%
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,103,280
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D (A),
6.15%, 11-15-09	4,500	4,722,300
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	2,000	1,797,980
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,092,750
5.75%, 1-1-13	2,345	2,403,414
		16,119,724
Mississippi - 0.83%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C:
6.75%, 9-1-14	2,750	2,755,115
6.7%, 9-1-12	1,470	1,469,971
		4,225,086
Missouri - 5.08%
City of Belton, Missouri, Certificates of Participation, Series 2008,
5.125%, 3-1-25	1,000	974,240
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,156,280
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.5%, 10-1-31	705	634,986
5.55%, 10-1-36	190	169,455
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,203,580
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,158,720
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,288,887
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	4,575	4,665,036
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,808,576
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,572,345
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,898,120
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.25%, 7-1-18	1,000	1,045,490
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.9%, 3-1-24	2,300	2,207,908
5.375%, 3-1-10	990	1,000,969
		25,784,592
Nevada - 0.33%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,456,106
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	195	195,209
		1,651,315
New Hampshire - 1.04%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
6.125%, 7-1-32	1,755	1,951,034
New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,319,895
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
6.125%, 7-1-32	245	247,379
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A (AMT),
5.65%, 1-1-36	1,740	1,758,305
		5,276,613
New Jersey - 2.05%
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,350	1,407,267
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,255,611
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,459,902
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,157,960
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,143,040
		10,423,780
New Mexico - 1.78%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,423,046
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,192,378
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D (AMT),
6.0%, 1-1-37	2,270	2,322,823
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,091,070
		9,029,317
New York - 9.36%
Dormitory Authority of the State of New York, City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,136,840
Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds, Series 1990B:
7.5%, 5-15-11	650	691,093
7.5%, 5-15-11	590	650,357
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,350	2,475,678
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A,
5.5%, 11-1-26 (B)	5,000	5,256,700
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series D,
5.25%, 2-1-19	3,000	3,165,630
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A,
5.25%, 11-1-10	1,000	1,056,420
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,255	2,260,773
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	980	970,984
The City of New York, General Obligation Bonds, Fiscal 2004 Series D,
5.25%, 10-15-21	6,110	6,340,347
The City of New York, General Obligation Bonds, Fiscal 2003 Series J,
5.5%, 6-1-19	3,990	4,216,073
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,153,000
The City of New York, General Obligation Bonds, Fiscal 2004 Series D,
5.25%, 10-15-21	2,185	2,381,060
The City of New York, General Obligation Bonds, Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,159,200
The City of New York, General Obligation Bonds, Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,149,880
The City of New York, General Obligation Bonds, Fiscal 2003 Series J,
5.5%, 6-1-19	1,010	1,106,112
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,154,800
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,095,680
Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.5%, 6-1-21	2,000	2,080,900
		47,501,527
North Carolina - 1.37%
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,251,168
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	3,000	3,159,510
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,563,250
		6,973,928
Ohio - 2.68%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.75%, 6-1-34	2,000	1,716,900
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,060,920
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,040,650
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	1,891,705
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	3,850	3,906,980
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series E (AMT),
5.375%, 3-1-37	4,000	3,986,120
		13,603,275
Oklahoma - 1.19%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,532,018
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	4,570	4,511,824
		6,043,842
Oregon - 0.73%
State of Oregon, Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,198,600
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	520	522,309
		3,720,909
Pennsylvania - 5.33%
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.25%, 12-15-24	10,750	11,379,197
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,408,935
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,300	1,304,524
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,453,682
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,445,750
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,306,845
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,434,752
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,151,122
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,039,169
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,136,740
		27,060,716
Puerto Rico - 4.51%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
5.0%, 7-1-18	8,060	8,060,000
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2004 A,
5.25%, 7-1-21	5,740	5,790,110
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	7,300	7,364,313
Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series A (Senior Lien):
5.0%, 7-1-28	1,000	1,017,320
6.0%, 7-1-38	640	669,357
		22,901,100
South Carolina - 0.31%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,561,843

South Dakota - 0.44%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,217,020

Tennessee - 1.09%
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	700	658,560
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,176,000
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,704,293
		5,538,853
Texas - 7.79%
Texas Turnpike Authority, Central Texas Turnpike System, First Tier Revenu Bonds, Series 2002-A,
0.0%, 8-15-26	24,500	9,615,270
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	4,904,700
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,291,597
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002:
5.75%, 2-15-17	1,070	1,152,208
5.75%, 2-15-17	980	1,061,183
Harris County Health Facilities Development Corporation, Thermal Utility Revenue Bonds (Teco Project), Series 2008:
5.0%, 11-15-26	2,500	2,573,275
5.0%, 11-15-27	2,500	2,564,975
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,653,350
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,582,800
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008:
5.75%, 2-15-28	1,000	953,610
6.0%, 2-15-33	500	484,355
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,666,540
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.75%, 11-15-37	3,000	2,604,900
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-36	1,500	1,423,680
		39,532,443
Vermont - 0.35%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27 (AMT),
5.5%, 11-1-37	1,780	1,792,211

Virginia - 1.31%
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7-1-14	2,225	2,381,840
5.5%, 7-1-17	2,000	2,113,520
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,130,620
		6,625,980

Washington - 5.14%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	4,839,615
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,010,670
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,823,242
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
6.75%, 2-1-15	4,990	5,626,025
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.5%, 8-15-36	2,910	2,868,823
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	9,932,332
		26,100,707
West Virginia - 0.63%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	3,212,120

Wyoming - 0.33%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	675	644,389
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.5%, 1-1-28	1,000	1,017,010
		1,661,399

TOTAL MUNICIPAL BONDS - 96.76%		$491,026,701

(Cost: $480,386,725)

SHORT-TERM SECURITIES

Commercial Paper
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.8%, 7-2-08	2,000	1,999,844
Sonoco Products Co.,
3.1%, 7-1-08	10,118	10,118,000
Starbucks Corporation,
2.9%, 7-1-08	4,342	4,342,000

TOTAL SHORT-TERM SECURITIES - 3.24%		$16,459,844

(Cost: $16,459,844)

TOTAL INVESTMENT SECURITIES - 100.00%		$507,486,545

(Cost: $496,846,569)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)This security currently pays the stated rate but this rate will increase in the future.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008